UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 July 23, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 24
Form 13F Information Table Value Total: 130247


List of Other Included Managers:	NONE

                                   FORM 13F INFORMATION TABLE

 COLUMN 1           COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                              VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
ABITIBI-CONSOLIDATEDCOM            003924 10 7  8027    860436   SH       SOLE              860436
ADVANCED MICRO DEVICCOM            007903107    2344    402155   SH       SOLE              402155
BRILLIANCE CHINA AUTSPONSORED ADR  10949Q 10 5  2811    230730   SH       SOLE              230730
CHINA UNICOM LTD    SPONSORED ADR  16945R 10 4  9418    508570   SH       SOLE              508570
CHINA YUCHAI INTL LTCOM            G21082 10 5 13598   1366648   SH       SOLE              1366648
CHINA AUTOMOTIVE INTCOM            16936R105     997    170150   SH       SOLE              170150
CHIQUITA BRANDS INTLCOM            170032 80 9 10909    719175   SH       SOLE              719175
KT CORP             SPONSORED ADR  48268K 10 1  4949    232176   SH       SOLE              232176
LEAPFROG ENTERPRISESCL A           52186N 10 6  4608    553940   SH       SOLE              553940
LG PHILIP LCD CO LTDSPONS ADR REP  50186V 10 2  3595    192500   SH       SOLE              192500
MILACRON INC        COM            598709301     606    831136   SH       SOLE              831136
NEC CORP            ADR            629050 20 4  3692    703826   SH       SOLE              703826
NORTEL NETWORKS     COM            656568508    7240    880900   SH       SOLE              880900
NTT DOCOMO INC      SPONS ADR      62942M201    3075    210680   SH       SOLE              210680
QIAO XING MOBILE COMCOM            G73031109    5577   1131367   SH       SOLE              1131367
QIMONDA             SPONS ADR      746904101    8484   3565100   SH       SOLE              3565100
ROYAL DUTCH SHELL PLSPONS ADR A    780259 20 6  3423     41893   SH       SOLE               41893
SANMINA SCI CORP    COM            800907107    2049   1601000   SH       SOLE              1601000
SCOR SA             SPONSORED ADR  80917Q 10 6  3424   1492740   SH       SOLE              1492740
SIFY LIMITED        SPONSORED ADR  82655M107    4382   1141190   SH       SOLE              1141190
TECHNIP NEW         SPONSORED ADR  878546 20 9  2873     31024   SH       SOLE               31024
US AWYS GROUP       COM            90341W108    2752   1100808   SH       SOLE              1100808
UAL CORP            COM            902549807    3352    642274   SH       SOLE              642274
UTSTARCOM INC       COM            918076 10 0 18062   3302189   SH       SOLE              3302189
                                              130247

</SEC-DOCUMENT>